111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  June 4, 2025

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust III (the “Trust”) (File Nos. 2-60491 and 811-2794) on behalf of MFS® Global High Yield Fund, MFS® High Income Fund, MFS® High Yield Pooled Portfolio, and MFS® Municipal High Income Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 74 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on May 29, 2025.

 Please call the undersigned at 617-954-5655 or Danielle Jaffe at 617-954-5546 with any questions you may have.

  Sincerely,

  WILLIAM B. WILSON

  William B. Wilson

  Assistant Vice President and Senior Counsel